INVESTMENTS (Details) $ in Thousands	Dec. 31, 2021 USD ($) EquityInstruments	Dec. 31, 2020 USD ($) EquityInstruments
Disclosure of financial assets [line items]
Equity securities	$ 268,950	$ 282,356
Share purchase warrants	74,559	92,747
Total investments	$ 343,509	$ 375,103
Number of equity investments | EquityInstruments	20	17
Orla. Mining Ltd.
Disclosure of financial assets [line items]
Equity securities	$ 89,974	$ 113,460
Share purchase warrants	26,317	47,329
Total investments	116,291	160,789
Rupert Resources Ltd.
Disclosure of financial assets [line items]
Equity securities	76,883	65,461
Share purchase warrants	42,768	39,280
Total investments	119,651	104,741
White Gold Corp.
Disclosure of financial assets [line items]
Equity securities	17,403	13,419
Share purchase warrants	99
Total investments	17,502	13,419
Royal Road Minerals Ltd.
Disclosure of financial assets [line items]
Equity securities	12,849	12,801
Total investments	12,849	12,801
Other
Disclosure of financial assets [line items]
Equity securities	71,841	77,215
Share purchase warrants	5,375	6,138
Total investments	$ 77,216	$ 83,353